Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
17. Intangible assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2021	208,881	146,633	46,815	118,653	2,546	523,528
Additions	—	—	2,895	10,712	4,508	18,115
Disposals	—	—	(6,572)	(6,556)	(19)	(13,147)
Exchange differences	15,529	12,231	476	1,715	61	30,012
Business combinations	2,820	—	—	4,200	—	7,020
Disposition	—	—	(18)	(2,656)	(915)	(3,589)
Other movements and reclassifications	—	—	1,407	593	(2,000)	—
Balance at December 31, 2021	227,230	158,864	45,003	126,661	4,181	561,939
Additions	—	—	1,620	23,474	164	25,258
Disposals	—	—	(3,164)	(4,651)	(3,199)	(11,014)
Exchange differences	12,479	9,830	82	518	—	22,909
Other movements and reclassifications	—	—	(1,202)	1,202	—	—
Balance at December 31, 2022	239,709	168,694	42,339	147,204	1,146	599,092

Accumulated amortization at January 1, 2021	—	—	(39,178)	(96,503)	—	(135,681)
Amortization	—	—	(2,045)	(8,452)	—	(10,497)
Disposals	—	—	2,314	7,547	—	9,861
Impairment	—	—	(3)	(36)	—	(39)
Exchange differences	—	—	(228)	(1,346)	—	(1,574)
Disposition	—	—	8	1,203	—	1,211
Balance at December 31, 2021	—	—	(39,132)	(97,587)	—	(136,719)
Amortization	—	—	(1,457)	(10,926)	—	(12,383)
Disposals	—	—	2,761	4,122	—	6,883
Impairment	—	—	1	(27)	—	(26)
Exchange differences	—	—	838	(1,777)	—	(939)
Balance at December 31, 2022	—	—	(36,989)	(106,195)	—	(143,184)
Carrying amount at:
January 1, 2021	208,881	146,633	7,637	22,150	2,546	387,847
December 31, 2021	227,230	158,864	5,871	29,074	4,181	425,220
December 31, 2022	239,709	168,694	5,350	41,009	1,146	455,908
Goodwill
Goodwill originated on acquisitions made by the Group and it is attributable to the following operating segments:

	At December 31,
(€ thousands)	2022	2021
Zegna	25,568	25,568
Thom Browne	214,141	201,662
Total goodwill	239,709	227,230
In accordance with IAS 36, goodwill is not amortized and is tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill is allocated to each of the Group’s CGUs (or groups of CGUs) and the recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation, which uses cash flow projections based on last approved budget forecast calculations, which are prepared separately for each CGU. These budget and forecast calculations generally cover a period of three years. A long-term growth rate is calculated and applied to project future cash flows after the third year. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The main assumptions to calculate the recoverable amount are the following:
•Terminal value: determined using the perpetuity method at a long-term growth rate which represents the present value, at the last year of projection, of all expected future cash flows, and the growth rate used to calculate the terminal value ranged between 3% and 5% for the Zegna Segment and 3% for the Thom Browne Segment, which has been determined according to the diverging inflation and GDP outlook in related geographical areas;
•Discount rate: the rate used to discount cash flows was calculated using the weighted average cost of capital (WACC) post tax. For the 2022 impairment test, the WACC used for discounting purposes ranged between 8.41% and 12.04% (between 6.40% and 10.65% for 2021). The WACC was calculated for each CGU and group of CGUs subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield;
•EBITDA: See table below for the EBITDA compound annual growth rate (CAGR) assumptions utilized to calculate the expected future cash flows.
The calculation of value in use for all CGUs and groups of CGUs is most sensitive to the following assumptions:
•Discount rates
•Growth rates used to extrapolate cash flows beyond the forecast period
•EBITDA CAGR rate
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in both assumptions, for those CGUs that have significant goodwill allocated to them.

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Thom Browne Group	454	841	300	+20.8%	362 / 563	552 / 372	526 / 381
CGU Gruppo Dondi S.p.A.	66	878	300	+7.0%	52 /87	75 / 59	72 / 61
CGU Bonotto S.p.A.	3	878	300	-1.0%	0 / 8	5 / 2	5 / 2
CGU In.Co. S.p.A.	110	878	300	+2.2%	85 / 147	125 / 98	123 / 98
CGU Tessitura Ubertino S.r.l.	22	878	300	+6.6%	18 / 29	25 / 20	24 / 21

2021
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Thom Browne Group	327	773	200	+15.3%	211 / 493	395 / 270	379 / 276
CGU Gruppo Dondi S.p.A.	62	640	150	+18.6%	47 / 84	71 / 54	67 / 57
CGU Bonotto S.p.A.	5	640	150	+65.8%	1 / 11	8 / 3	7 / 3
CGU In.Co. S.p.A.	78	640	150	+57.6%	58 / 107	90 / 68	87 / 69
CGU Tessitura Ubertino S.r.l.	24	640	150	+21.4%	19 / 33	28 / 22	36 / 23
Based on the analysis performed, no impairment of goodwill was recognized for the years ended December 31, 2022 and 2021.
Brands with an indefinite useful life
Brands with an indefinite useful life relate to the Thom Browne brand (denominated in U.S. Dollars) and amounted to €168,694 thousand and €158,864 thousand at December 31, 2022 and 2021, respectively. An impairment test of the Thom Browne Brand was performed at September 30, 2022 and December 31, 2021, and 2020 in order to verify the recoverability of the asset following the purchase price allocation process which took place in 2018, due to the indefinite useful life classification of this brand. The 2022 test was carried out considering the cash flow projections from 2023 to 2025 plus a terminal value. A royalty rate of 9.1% was considered (average of comparables), derived from the analysis of comparable transactions and excluding marketing in line with the purchase price allocation process, in order to obtain a net royalty rate aligned to the implied royalty rates of the comparable companies.
A discount rate of 9.41% was used to discount expected future cash flows, equal to the Thom Browne Segment WACC of 8.41% plus a factor equal to 1% cautiously taken consistently with the purchase price allocation approach. The fair value of the brands was calculated as the net present value of expected future cash flows, including the terminal value, plus the tax amortization benefit.
Based on the analysis performed, no impairment of the Thom Browne brand was recognized for the years ended December 31, 2022, 2021 and 2020.